Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	$ 109,392	$ 112,223
Equity attributable to owners of parent [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	110,130	112,993
Non-controlling interests [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	738	770
Comder Contraparte Central S.A. [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	133,480	115,680
London Clearing House (LCH) [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	69,666	83,673
LondonClearingHouse [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	$ 590,466	$ 461,419